UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical  Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

COLLABORATIVE INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2020

(Unaudited)

1-800-869-1679

www.tfafunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tfafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TACTICAL CONSERVATIVE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services
1.70%
Consumer Cyclical
3.83%
Consumer Defensive
5.24%
Energy
0.70%
Financial Services
5.05%
Healthcare
1.38%
Industrials
1.73%
Real Estate Investment Trust
0.38%
Technology
4.76%
Utilities
1.90%
Exchange Traded Funds
52.40%
Exchange Traded Note
0.20%
Money Market Fund
20.73%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL MODERATE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
0.50%
Utilities
1.34%
Communication Services
4.18%
Technology
6.85%
Consumer Cyclical
6.59%
Real Estate Investment Trust
0.79%
Consumer Defensive
2.63%
Energy
1.37%
Money Market Fund
18.71%
Industrials
1.78%
Healthcare
3.22%
Financial Services
7.63%
Exchange Traded Funds
44.22%
Exchange Traded Note
0.19%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL GROWTH ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
0.27%
Communication Services
3.97%
Utilities
1.17%
Technology
11.21%
Consumer Cyclical
4.10%
Consumer Defensive
1.02%
Real Estate Investment Trust
0.17%
Energy
0.17%
Money Market Fund
22.78%
Exchange Traded Funds
43.60%
Industrials
0.45%
Healthcare
2.89%
Financial Services
7.99%
Exchange Traded Note
0.21%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 16.98%

Beverages - 0.53%
1,342	PepsiCo, Inc.	$ 177,493

Cable & Other Pay Television Services - 0.26%
700	Liberty Broadband Corp. Class C *	86,772

Canned, Frozen & Preserved Fruits, Vegetables & Food Specialties - 0.15%
1,583	Kraft Heinz Co.	50,482

Electronic Computers - 0.80%
617	Apple, Inc.	225,082
816	Dell Technologies, Inc. Class C *	44,831
		269,913
Fire, Marine & Casualty Insurance - 0.53%
995	Berkshire Hathaway, Inc. Class B *	177,617

Food & Kindred Products - 1.05%
6,956	Mondelez International, Inc. Class A	355,660

Hospital & Medical Service Plans - 0.45%
240	Anthem, Inc.	63,115
303	UnitedHealth Group, Inc.	89,370
		152,485
Industrial Instruments for Measurment, Display & Control - 0.53%
457	Roper Technologies, Inc.	177,435

Motor Vehicles & Passenger Car Bodies - 1.06%
4,774	PACCAR, Inc.	357,334

Oil & Gas Field Services - 0.07%
1,384	Schlumberger Ltd.	25,452

Pharmaceutical Preparations - 0.72%
1,268	Johnson & Johnson	178,319
849	Merck & Co.	65,653
		243,972
Retail-Auto & Home Supply Stores - 0.52%
416	O'Reilly Automotive, Inc. *	175,415

Retail-Auto Dealers & Gasoline Stations - 0.52%
1,982	Carmax, Inc. *	177,488

Retail-Catalog & Mail-Order Houses - 0.87%
106	Amazon.com, Inc. *	292,435

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares/Principal		Value

Retail-Eating & Drinking Places - 0.11%
489	Starbucks Corp.	$ 35,985

Retail-Grocery Stores - 0.26%
2,583	Kroger Co.	87,434

Retail-Variety Stores - 2.10%
1,167	Costco Wholesale Corp.	353,846
1,858	Dollar General Corp.	353,968
		707,814
Semiconductors & Related Devices - 0.28%
793	Intel Corp.	47,445
124	NVIDIA Corp.	47,109
		94,554
Services-Business Services - 0.41%
425	Alibaba Group Holding Ltd. ADR *	91,672
239	Visa, Inc. Class A	46,168
		137,840
Services-Computer Programming, Data Processing, Etc. - 0.92%
39	Alphabet, Inc. Class A *	55,304
956	Facebook, Inc. Class A *	217,079
93	Trade Desk, Inc. Class A *	37,804
		310,187
Services-Consumer Credit Reporting, Collection Agencies - 0.38%
470	Moody's Corp.	129,123

Services-Prepackaged Software - 2.32%
3,229	Microsoft Corp.	657,134
3,474	Nuance Communications, Inc. *	87,910
196	Salesforce.com, Inc. *	36,717
		781,761
Services-Video Tape Rental - 0.80%
592	Netflix, Inc. *	269,384

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 1.20%
3,378	Procter & Gamble Co.	403,907

Telephone Communications (No Radio Telephone) - 0.14%
1,531	AT&T, Inc.	46,282

TOTAL COMMON STOCKS (Cost $5,507,590) - 16.98%		5,724,224

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 14.45%

Communications Equipment - 0.45%
150,000	American Tower Corp., 3.30%, 02/15/2021	$ 152,550

Crude Petroleum & Natural Gas - 0.74%
250,000	Occidental Petroleum Corp., 4.10%, 02/01/2021	251,000

Electric, Gas & Sanitary Services - 1.34%
447,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	451,979

Electric Services - 0.90%
150,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	150,712
150,000	Southern California Edison Co., 2.90%, 03/01/2021	152,594
		303,306
Fire, Marine & Casualty Insurance - 0.30%
100,000	American International Group, Inc., 6.40%, 12/15/2020	102,666

Hospital & Medical Service Plans - 0.45%
150,000	Anthem, Inc., 2.50%, 11/21/2020	151,190

Hotels & Motels - 1.42%
475,000	Marriott International, Inc., 2.875%, 03/01/2021	477,372

Insurance Agent Brokers & Services - 1.32%
440,000	Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	446,554

Miscellaneous Business Credit Institution - 0.75%
250,000	IBM Credit, LLC., 1.80%, 01/20/2021	252,423

Motor Vehicles & Passenger Car Bodies - 0.60%
200,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	202,405

National Commercial Banks - 2.08%
120,000	Citigroup, Inc., 5.375%,, 08/09/2020	120,574
225,000	Capital One Financial Co., 2.40%, 10/30/2020	225,987
250,000	JPMorgan Chase & Co., 2.55%, 03/01/2021	253,122
100,000	Wells Fargo & Co., 2.55%, 12/07/2020	100,926
		700,609
Retail-Catalog & Mail-Order Houses - 0.21%
70,000	Amazon.com, Inc., 1.90%, 08/21/2020	70,167

Security Brokers, Dealers & Flotation Companies - 1.20%
150,000	Goldman Sachs Group, Inc., 2.35%, 11/15/2021	150,955
250,000	Morgan Stanley, 2.50%, 04/21/2021	254,186
		405,141

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares/Principal		Value

Semiconductors & Related Devices - 0.60%
200,000	Analog Devices, Inc., 2.95%, 01/12/2021	$ 202,573

Short-Term Business Credit Institutions, Except Agricultural - 0.45%
150,000	John Deere Capital Corp., 2.55%, 01/08/2021	151,684

Wholesale-Computer & Peripheral Equipment & Software - 0.75%
250,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	251,570

Wholesale-Groceries & Related Products - 0.89%
300,000	Sysco Corp., 2.60%, 10/01/2020	300,879

TOTAL CORPORATE BONDS (Cost $4,841,951) - 14.45%		4,874,068

EXCHANGE TRADED FUNDS - 58.85%
9,897	Direxion Daily 20+ Year Treasury Bull 3X ETF	402,412
1,865	Direxion NASDAQ-100® Equal Weighted Index ETF	110,982
1,966	First Trust Cloud Computing ETF	146,467
871	First Trust Dow Jones Internet ETF *	148,514
1,606	First Trust Enhanced Short Maturity ETF	96,344
4,406	First Trust NASDAQ Cybersecurity ETF	145,574
50,897	First Trust SSI Strategic Convertible Securities ETF	1,806,304
10,245	Invesco QQQ ETF Trust	2,536,662
2,666	iShares 20+ Year Treasury Bond ETF	437,037
1,304	iShares MSCI EAFE Growth ETF	108,375
10,910	iShares Short-Term Corporate Bond ETF (b)	596,886
6,500	JPMorgan Ultra-Short Income ETF (b)	329,745
127,201	JPMorgan U.S. Aggregate Bond ETF	3,559,084
35,000	JPMorgan U.S. Minimum Volatility ETF	977,900
25,831	PGIM Ultra Short Bond ETF	1,286,384
3,249	ProShares Short VIX Short-Term Futures ETF *	102,343
4,297	ProShares UltraPro Dow30 ETF	269,895
4,524	ProShares UltraPro S&P 500 ETF	200,685
3,736	ProShares UltraPro QQQ ETF *	364,820
10,564	ProShares UltraPro Short S&P500 ETF	124,655
1,207	SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF	110,477
2,384	SPDR® Gold Shares ETF *	399,010
2,450	SPDR® Portfolio S&P 500 Growth ETF	110,054
11,800	SPDR® S&P 500 ETF Trust (a)	3,638,648
8,938	VanEck Vectors Gold Miners ETF *	327,846
18,172	Vanguard Short-Term Corporate Bond ETF (b)	1,502,098
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $19,060,763) - 58.85%		19,839,201

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED NOTE - 0.24%
2,339	iPath Series B S&P 500 VIX Short-Term Futures ETN *	$ 79,409
TOTAL FOR EXCHANGE TRADED NOTE (Cost $81,053) - 0.24%		79,409

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $938,117) - 2.94%		990,256

MONEY MARKET FUND - 24.45%
8,241,139	First American Treasury Obligation Fund Class X 0.08% **	8,241,139
TOTAL FOR MONEY MARKET FUND (Cost $8,241,139) - 24.45%		8,241,139

TOTAL INVESTMENTS (Cost $38,670,612) - 117.91%		39,748,297

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $794,271) - (2.49)%		(840,396)

LIABILITIES LESS OTHER ASSETS, NET - (15.42)%		(5,196,820)

NET ASSETS - 100.00%		$ 33,711,081

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $1,948,529 representing 4.17% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - 1.92% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	5	$ 161,500	$ 323.00	9/18/2020	$ 3,610

SPDR S&P 500 ETF Trust	Interactive Brokers	30	993,000	331.00	9/18/2020	11,880

SPDR S&P 500 ETF Trust	Interactive Brokers	25	737,500	295.00	11/20/2020	72,487

SPDR S&P 500 ETF Trust	Interactive Brokers	25	742,500	297.00	11/20/2020	69,150

SPDR S&P 500 ETF Trust	Interactive Brokers	10	301,000	301.00	12/18/2020	26,235

SPDR S&P 500 ETF Trust	Interactive Brokers	30	993,000	331.00	12/18/2020	25,260

SPDR S&P 500 ETF Trust	Interactive Brokers	30	888,000	296.00	1/15/2021	92,175

SPDR S&P 500 ETF Trust	Interactive Brokers	28	896,000	320.00	1/15/2021	46,200

SPDR S&P 500 ETF Trust	Interactive Brokers	2	64,200	321.00	1/15/2021	2,940

SPDR S&P 500 ETF Trust	Interactive Brokers	45	1,449,000	322.00	1/15/2021	67,500

SPDR S&P 500 ETF Trust	Interactive Brokers	10	289,000	289.00	3/19/2021	38,060

SPDR S&P 500 ETF Trust	Interactive Brokers	10	302,000	302.00	3/19/2021	29,265

SPDR S&P 500 ETF Trust	Interactive Brokers	10	304,000	304.00	3/19/2021	28,000

SPDR S&P 500 ETF Trust	Interactive Brokers	50	1,530,000	306.00	3/19/2021	133,575

Total Call Options (Premiums Paid $665,303) - 1.92%						$ 646,337

PUT OPTIONS - 1.02% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	40	$ 1,192,000	$ 298.00	9/18/2020	$ 48,120

SPDR S&P 500 ETF Trust	Interactive Brokers	35	1,092,000	312.00	9/18/2020	58,905

SPDR S&P 500 ETF Trust	Interactive Brokers	25	745,000	298.00	1/15/2021	52,050

SPDR S&P 500 ETF Trust	Interactive Brokers	28	862,400	308.00	1/15/2021	67,844

SPDR S&P 500 ETF Trust	Interactive Brokers	60	1,710,000	285.00	3/19/2021	117,000

Total Put Options (Premiums Paid $272,814) - 1.02%						$ 343,919

TOTAL PURCHASED OPTIONS (Premiums Paid $938,117) - 2.94%						$ 990,256

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - (0.79)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	$(1,316,000)	$ 329.00	9/18/2020	$ (18,080)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,071,000)	357.00	9/18/2020	(2,040)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(180,000)	360.00	9/18/2020	(300)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(792,500)	317.00	11/20/2020	(35,900)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(797,500)	319.00	11/20/2020	(33,125)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(322,000)	322.00	12/18/2020	(14,200)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,059,000)	353.00	12/18/2020	(8,310)

SPDR S&P 500 ETF Trust	Interactive Brokers	(45)	(1,543,500)	343.00	1/15/2021	(26,055)

SPDR S&P 500 ETF Trust	Interactive Brokers	(32)	(1,120,000)	350.00	1/15/2021	(13,440)

SPDR S&P 500 ETF Trust	Interactive Brokers	(28)	(1,008,000)	360.00	1/15/2021	(6,720)

SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(1,968,000)	328.00	3/19/2021	(85,530)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(331,000)	331.00	3/19/2021	(12,730)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(336,000)	336.00	3/19/2021	(10,520)

Total Call Options (Premiums Received $314,422) - (0.79)%						$(266,950)

PUT OPTIONS - (1.70)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	$(1,004,000)	$ 251.00	9/18/2020	$ (12,760)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(161,500)	323.00	9/18/2020	(14,125)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(993,000)	331.00	9/18/2020	(86,400)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(590,000)	236.00	11/20/2020	(13,000)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(595,000)	238.00	11/20/2020	(12,550)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(240,000)	240.00	12/18/2020	(6,250)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(825,000)	275.00	12/18/2020	(40,290)

SPDR S&P 500 ETF Trust	Interactive Brokers	(6)	(142,200)	237.00	1/15/2021	(4,146)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(516,000)	258.00	1/15/2021	(20,940)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(270,000)	270.00	1/15/2021	(12,430)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(275,000)	275.00	1/15/2021	(14,150)

SPDR S&P 500 ETF Trust	Interactive Brokers	(28)	(896,000)	320.00	1/15/2021	(81,200)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(805,000)	322.00	1/15/2021	(75,925)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(490,000)	245.00	3/19/2021	(21,640)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(289,000)	289.00	3/19/2021	(20,990)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,530,000)	306.00	3/19/2021	(136,650)

Total Put Options (Premiums Received $479,849) - (1.70)%						$(573,446)

TOTAL WRITTEN OPTIONS (Premiums Received $794,271) - (2.49)%						$(840,396)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 21.53%

Biological Products (No Diagnostic Substances) - 0.55%
4,416	Adaptive Biotechnologies Corp. *	$ 213,646

Canned, Frozen & Preserved Fruits, Vegetables & Food Specialties - 0.13%
1,611	Kraft Heinz Co.	51,375

Electronic Computers - 0.98%
900	Apple, Inc.	328,320
945	Dell Technologies, Inc. Class C *	51,918
		380,238
Finance Services - 0.17%
8,000	Curo Group Holdings Corp.	65,360

Hospital & Medical Service Plans - 0.68%
613	Anthem, Inc.	161,207
351	UnitedHealth Group, Inc.	103,527
		264,734
Industrial Instruments for Measurement, Display & Control - 0.53%
529	Roper Technologies, Inc.	205,390

Oil & Gas Field Services - 0.17%
3,515	Schlumberger Ltd.	64,641

Pharmaceutical Preparations - 0.44%
2,182	Merck & Co.	168,734

Radio Broadcasting Stations - 0.51%
770	Spotify Technology SA (Sweden) *	198,806

Radio Telephone Communications - 0.26%
963	T-Mobile US, Inc. *	100,296

Retail-Auto & Home Supply Stores - 0.52%
482	O'Reilly Automotive, Inc. *	203,245

Retail-Auto Dealers & Gasoline Stations - 0.53%
2,293	Carmax, Inc. *	205,338

Retail-Catalog & Mail-Order Houses - 1.29%
181	Amazon.com, Inc. *	499,346

Retail-Eating & Drinking Places - 0.25%
1,298	Starbucks Corp.	95,520

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Retail-Grocery Stores - 0.26%
2,989	Kroger Co.	$ 101,178

Retail-Lumber & Other Building Materials Dealers - 1.06%
7,135	Floor & Décor Holdings, Inc. *	411,333

Retail-Retail Stores - 0.27%
1,714	JD.com, Inc. ADR *	103,149

Semiconductors & Related Devices - 0.45%
877	Intel Corp.	52,471
316	NVIDIA Corp.	120,052
		172,523
Services-Business Services - 2.16%
472	Alibaba Group Holding Ltd. ADR *	101,810
208	MercadoLibre, Inc. (Argentina) *	205,040
2,279	Pinduoduo, Inc. ADR *	195,629
655	Visa, Inc. Class A	126,526
3,575	Zillow Group, Inc. Class C *	205,956
		834,961
Services-Computer Processing & Data Preparation - 0.91%
1,240	RingCentral, Inc. Class A *	353,412

Services-Computer Programming, Data Processing, Etc. - 2.35%
108	Alphabet, Inc. Class A *	153,149
1,786	Facebook, Inc. Class A *	405,547
3,197	GDS Holdings Ltd. ADR *	254,673
236	Trade Desk, Inc. Class A *	95,934
		909,303
Services-Consumer Credit Reporting, Collection Agencies - 0.38%
543	Moody's Corp.	149,178

Services-Educational Services - 0.53%
3,016	TAL Education Group ADR *	206,234

Services-Miscellaneous Business Services - 0.74%
2,684	Sea Ltd. ADR *	287,832

Services-Prepackaged Software - 4.26%
751	Coupa Software, Inc. *	208,057
3,510	Microsoft Corp.	714,320
501	Salesforce.com, Inc. *	93,852
443	Shopify, Inc. Class A (Canada) *	420,496
964	Twilio, Inc. Class A *	211,521
		1,648,246

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Services-Video Tape Rental - 0.54%
456	Netflix, Inc. *	$ 207,498

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.30%
984	The Procter & Gamble Co.	117,657

Telephone Communications (No Radio Telephone) - 0.31%
3,929	AT&T, Inc.	118,774

TOTAL FOR COMMON STOCKS (Cost $7,779,118) - 21.53%		8,337,947

CORPORATE BONDS - 21.46%

Air Transportation, Scheduled - 0.63%
250,000	Delta Airlines, Inc., 2.60%, 12/04/2020	245,897

Beverages - 0.54%
200,000	Pernod Ricard SA REGS (France), 5.75%, 04/07/2021	207,752

Communications Equipment - 0.92%
350,000	American Tower Corp., 3.30%, 02/15/2021	355,949

Crude Petroleum & Natural Gas - 1.43%
550,000	Occidental Petroleum Corp., 4.10%, 02/01/2021	552,200

Electric Services - 1.56%
350,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	351,663
250,000	Southern California Edison Co., 2.90%, 03/01/2021	254,323
		605,986
Finance Services - 1.46%
250,000	American Express Co., 3.00%, 02/22/2021	253,520
300,000	American Express Co., 3.70%, 11/05/2021	311,985
		565,505
Fire, Marine & Casualty Insurance - 1.34%
200,000	American International Group, Inc., 6.40%, 12/15/2020	205,331
300,000	Progressive Corp., 3.75%, 08/23/2021	311,724
		517,055
Hospital & Medical Service Plans - 1.43%
100,000	Anthem, Inc., 4.35%, 08/15/2020	100,440
150,000	Anthem, Inc., 2.50%, 11/21/2020	151,190
300,000	Unitedhealth Group, Inc., 2.70%, 07/15/2020	300,261
		551,891
Hotels & Motels - 1.04%
400,000	Marriott International, Inc., 2.875%, 03/01/2021	401,997

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Miscellaneous Business Credit Institution - 1.22%
300,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	$ 296,913
175,000	IBM Credit, LLC., 1.80%, 01/20/2021	176,696
		473,609
Motor Vehicles & Passenger Car Bodies - 0.66%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	101,202
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	152,771
		253,973
National Commercial Banks - 4.57%
300,000	Bank of America Corp., 5.875%, 01/05/2021	308,018
450,000	Capital One Financial Co., 2.40%, 10/30/2020	451,975
24,000	Citigroup, Inc., 5.375%,, 08/09/2020	24,115
250,000	Citizens Bank, 2.25%, 10/30/2020	251,092
300,000	Keybank N.A., 3.35%, 06/15/2021	308,322
125,000	Manufacturers & Traders Trust Co., 2.05%, 08/17/2020	125,076
300,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	303,150
		1,771,748
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.58%
223,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	225,542

Retail-Drug Stores & Proprietary Stores - 0.65%
250,000	CVS Health Corp., 2.125%, 06/01/2021	253,293

Security Brokers, Dealers & Flotation Companies - 0.65%
250,000	Morgan Stanley, 5.50%, 07/24/2020	250,765

Semiconductors & Related Devices - 0.58%
220,000	Xilinx, Inc., 3.00%, 03/15/2021	223,569

Short-Term Business Credit Institutions, Except Agricultural - 0.91%
350,000	John Deere Capital Corp., 2.55%, 01/08/2021	353,928

Wholesale-Groceries & Related Products - 1.29%
500,000	Sysco Corp., 2.60%, 10/01/2020	501,465

TOTAL CORPORATE BONDS (Cost $8,263,267) - 21.46%		8,312,124

EXCHANGE TRADED FUNDS - 48.78%
10,861	Direxion Daily 20+ Year Treasury Bull 3X ETF	441,608
1,598	Direxion NASDAQ-100® Equal Weighted Index ETF	95,094
1,685	First Trust Cloud Computing ETF	125,533
746	First Trust Dow Jones Internet ETF *	127,200
1,376	First Trust Enhanced Short Maturity ETF	82,546
3,775	First Trust NASDAQ Cybersecurity ETF	124,726
43,611	First Trust SSI Strategic Convertible Securities ETF	1,547,728

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS – (CONTINUED)
12,582	Invesco QQQ ETF Trust	$ 3,115,303
1,542	iShares 20+ Year Treasury Bond ETF	252,780
927	iShares MSCI EAFE Growth ETF	77,043
11,000	iShares Short-Term Corporate Bond ETF (b)	601,810
3,936	JPMorgan Ultra-Short Income ETF	199,673
109,782	JPMorgan U.S. Aggregate Bond ETF	3,071,700
35,000	JPMorgan U.S. Minimum Volatility ETF	977,900
36,617	PGIM Ultra Short Bond ETF (b)	1,823,527
3,561	ProShares Short VIX Short-Term Futures ETF *	112,172
4,754	ProShares UltraPro Dow30 ETF	298,599
5,016	ProShares UltraPro S&P500 ETF	222,510
4,285	ProShares UltraPro QQQ ETF *	418,430
11,579	ProShares UltraPro Short S&P500 ETF	136,632
3,115	SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF	285,116
2,604	SPDR® Gold Shares ETF *	435,831
2,100	SPDR® Portfolio S&P 500 Growth ETF	94,332
9,730	SPDR® S&P 500 ETF Trust (a)	3,000,343
9,926	VanEck Vectors Gold Miners ETF *	364,086
10,372	Vanguard Short-Term Corporate Bond ETF (b)	857,350
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $18,321,027) - 48.78%		18,889,572

EXCHANGE TRADED NOTE - 0.22%
2,571	iPath Series B S&P 500 VIX Short-Term Futures ETN *	87,285
TOTAL FOR EXCHANGE TRADED NOTE (Cost $89,105) - 0.22%		87,285

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,111,270) - 2.78%		1,075,244

MONEY MARKET FUND - 21.81%
8,447,613	First American Treasury Obligation Fund Class X 0.08% **	8,447,613
TOTAL FOR MONEY MARKET FUND (Cost $8,447,613) - 21.81%		8,447,613

TOTAL INVESTMENTS (Cost $44,011,400) - 116.58%		45,149,785

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $929,937) - (2.42)%		(938,429)

LIABILITIES LESS OTHER ASSETS, NET - (14.16)%		(5,484,177)

NET ASSETS - 100.00%		$38,727,179

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $2,405,833 representing 6.21% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - 1.87% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	67	$2,110,500	$ 315.00	9/18/2020	$ 71,489

SPDR S&P 500 ETF Trust	Interactive Brokers	25	805,000	322.00	9/18/2020	19,200

SPDR S&P 500 ETF Trust	Interactive Brokers	25	725,000	290.00	11/20/2020	79,300

SPDR S&P 500 ETF Trust	Interactive Brokers	20	580,000	290.00	12/18/2020	67,160

SPDR S&P 500 ETF Trust	Interactive Brokers	15	451,500	301.00	12/18/2020	39,353

SPDR S&P 500 ETF Trust	Interactive Brokers	60	1,932,000	322.00	12/18/2020	85,200

SPDR S&P 500 ETF Trust	Interactive Brokers	50	1,670,000	334.00	12/18/2020	36,300

SPDR S&P 500 ETF Trust	Interactive Brokers	20	592,000	296.00	1/15/2021	61,450

SPDR S&P 500 ETF Trust	Interactive Brokers	20	624,000	312.00	1/15/2021	40,240

SPDR S&P 500 ETF Trust	Interactive Brokers	17	498,100	293.00	3/19/2021	59,968

SPDR S&P 500 ETF Trust	Interactive Brokers	15	447,000	298.00	3/19/2021	47,828

SPDR S&P 500 ETF Trust	Interactive Brokers	15	453,000	302.00	3/19/2021	43,898

SPDR S&P 500 ETF Trust	Interactive Brokers	30	930,000	310.00	3/19/2021	72,300

Total Call Options (Premiums Paid $796,783) - 1.87%						$ 723,686

PUT OPTIONS - 0.91% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	67	$2,010,000	$ 300.00	9/18/2020	$ 82,678

SPDR S&P 500 ETF Trust	Interactive Brokers	20	564,000	282.00	12/18/2020	29,520

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,168,000	292.00	12/18/2020	70,380

SPDR S&P 500 ETF Trust	Interactive Brokers	17	467,500	275.00	3/19/2021	28,943

SPDR S&P 500 ETF Trust	Interactive Brokers	30	837,000	279.00	3/19/2021	54,270

SPDR S&P 500 ETF Trust	Interactive Brokers	46	1,292,600	281.00	3/19/2021	85,767

Total Put Options (Premiums Paid $314,487) - 0.91%						$ 351,558

TOTAL PURCHASED OPTIONS (Premiums Paid $1,111,270) - 2.78%						$1,075,244

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - (0.80)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	$ (850,000)	$ 340.00	9/18/2020	$ (5,000)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,440,000)	360.00	9/18/2020	(2,400)

SPDR S&P 500 ETF Trust	Interactive Brokers	(27)	(985,500)	365.00	9/18/2020	(1,188)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(800,000)	320.00	11/20/2020	(34,000)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(489,000)	326.00	12/18/2020	(17,527)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(654,000)	327.00	12/18/2020	(23,500)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,384,000)	346.00	12/18/2020	(16,040)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(694,000)	347.00	12/18/2020	(7,970)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,780,000)	356.00	12/18/2020	(11,900)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(660,000)	330.00	1/15/2021	(21,460)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(682,000)	341.00	1/15/2021	(12,060)

SPDR S&P 500 ETF Trust	Interactive Brokers	(17)	(535,500)	315.00	3/19/2021	(34,884)

SPDR S&P 500 ETF Trust	Interactive Brokers	(46)	(1,513,400)	329.00	3/19/2021	(62,997)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(502,500)	335.00	3/19/2021	(16,418)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,008,000)	336.00	3/19/2021	(31,560)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(510,000)	340.00	3/19/2021	(12,900)

Total Call Options (Premiums Received $334,787) - (0.80)%						$(311,804)

PUT OPTIONS - (1.62)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	$ (687,500)	$ 275.00	9/18/2020	$ (15,675)

SPDR S&P 500 ETF Trust	Interactive Brokers	(67)	(2,110,500)	315.00	9/18/2020	(115,307)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(615,000)	246.00	11/20/2020	(15,187)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(375,000)	250.00	12/18/2020	(12,030)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(548,000)	274.00	12/18/2020	(27,060)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,420,000)	284.00	12/18/2020	(89,100)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(580,000)	290.00	12/18/2020	(33,400)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,288,000)	322.00	12/18/2020	(116,440)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(500,000)	250.00	1/15/2021	(18,220)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(540,000)	270.00	1/15/2021	(24,860)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(765,000)	255.00	3/19/2021	(36,300)

SPDR S&P 500 ETF Trust	Interactive Brokers	(17)	(498,100)	293.00	3/19/2021	(39,406)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(930,000)	310.00	3/19/2021	(83,640)

Total Put Options (Premiums Received $595,150) - (1.62)%						$(626,625)

TOTAL WRITTEN OPTIONS (Premiums Received $929,937) - (2.42)%						$(938,429)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 26.30%

Cable & Other Pay Television Services - 1.19%
689	Charter Communications, Inc. Class A *	$ 351,418
1,470	Liberty Broadband Corp. Class C *	182,221
		533,639
Electronic Computers - 1.38%
1,685	Apple, Inc.	614,688

Hospital & Medical Service Plans - 0.51%
872	Anthem, Inc.	229,319

Measuring & Controlling Devices 0.44%
538	Thermo Fisher Scientific, Inc.	194,939

Motor Vehicles & Passenger Car Bodies - 0.94%
387	Tesla, Inc. *	417,886

Newspapers: Publishing or Publishing & Printing - 0.45%
4,769	New York Times Co. Class A	200,441

Oil & Gas Field Services - 0.21%
5,146	Schlumberger Ltd.	94,635

Pharmaceutical Preparations - 0.55%
3,174	Merck & Co.	245,445

Retail-Catalog & Mail-Order Houses - 1.40%
226	Amazon.com, Inc. *	623,493

Retail-Eating & Drinking Places - 0.30%
1,846	Starbucks Corp.	135,847

Retail-Retail Stores - 0.85%
6,276	JD.com, Inc. ADR *	377,690

Semiconductors & Related Devices - 0.39%
461	NVIDIA Corp.	175,139

Services-Business Services - 3.35%
818	Alibaba Group Holding Ltd. ADR *	176,443
1,145	MSCI, Inc.	382,224
1,054	PayPal Holdings, Inc. *	183,638
6,085	Uber Technologies, Inc. *	189,122
2,914	Visa, Inc. Class A	562,897
		1,494,324

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Services-Computer Processing & Data Preparation - 1.58%
1,076	RingCentral, Inc. Class A *	$ 306,671
4,530	Zendesk, Inc. *	401,041
		707,712
Services-Computer Programming, Data Processing, Etc. - 1.95%
153	Alphabet, Inc. Class A *	216,962
2,250	Facebook, Inc. Class A *	510,907
346	Trade Desk, Inc. Class A *	140,649
		868,518
Services-Miscellaneous Business Services - 0.39%
1,635	Sea Ltd. ADR *	175,337

Services-Prepackaged Software - 9.21%
2,486	Alteryx, Inc. Class A *	408,400
2,146	Atlassian Corp. PLC Class A *	386,859
841	Coupa Software, Inc. *	232,991
3,917	Microsoft Corp.	797,149
910	Okta, Inc. Class A *	182,209
2,795	Salesforce.com, Inc. *	523,587
935	ServiceNow, Inc. *	378,731
414	Shopify, Inc. Class A (Canada) *	392,969
3,368	Smartsheet, Inc. Class A *	171,499
3,925	Square, Inc. Class A *	411,890
1,024	Twilio, Inc. Class A *	224,686
		4,110,970
Services-Video Tape Rental - 0.44%
432	Netflix, Inc. *	196,577

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.38%
1,435	The Procter & Gamble Co.	171,583

Telephone Communications (No Radio Telephone) - 0.39%
5,725	AT&T, Inc.	173,067

TOTAL FOR COMMON STOCKS (Cost $10,683,596) - 26.30%		11,741,249

CORPORATE BONDS - 15.82%

Communications Equipment - 0.23%
100,000	American Tower Corp., 3.30%, 02/15/2021	101,700

Electric, Gas & Sanitary Services - 0.68%
300,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	303,342

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Electric Services - 0.79%
250,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	$ 251,188
100,000	Southern California Edison Co., 2.90%, 03/01/2021	101,729
		352,917
Finance Services - 0.47%
200,000	American Express Co., 3.70%, 11/05/2021	207,990

Fire, Marine & Casualty Insurance - 0.46%
200,000	American International Group, Inc., 6.40%, 12/15/2020	205,331

Hospital & Medical Service Plans - 1.01%
150,000	Anthem, Inc., 4.35%, 08/15/2020	150,660
100,000	Anthem, Inc., 2.50%, 11/21/2020	100,793
200,000	Unitedhealth Group, Inc., 2.70%, 07/15/2020	200,174
		451,627
Hotels & Motels - 0.28%
125,000	Marriott International, Inc., 2.875%, 03/01/2021	125,624

Insurance Agent Brokers & Services - 0.45%
200,000	Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	202,979

Miscellaneous Business Credit Institution - 1.18%
200,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	197,942
325,000	IBM Credit, LLC., 1.80%, 01/20/2021	328,150
		526,092
Motor Vehicles & Passenger Car Bodies - 0.57%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	101,202
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	152,771
		253,973
National Commercial Banks - 3.25%
200,000	Bank of America Corp., 5.875%, 01/05/2021	205,346
325,000	Capital One Financial Co., 2.40%, 10/30/2020	326,426
425,000	JPMorgan Chase & Co., 2.55%, 03/01/2021	430,307
125,000	Manufacturers & Traders Trust Co., 2.05%, 08/17/2020	125,076
200,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	202,100
160,000	Wells Fargo & Co., 2.55%, 12/07/2020	161,482
		1,450,737
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.34%
150,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	151,710

Retail-Drug Stores & Proprietary Stores - 1.13%
500,000	Express Scripts Holding Co., 2.60%, 11/30/2020	504,490

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Savings Institution, Federally Chartered - 0.69%
300,000	HSBC Holdings PLC (United Kingdom), 2.65%, 01/05/2022	$ 309,171

Security Brokers, Dealers & Flotation Companies - 1.13%
250,000	Goldman Sachs Group, Inc., 2.35%, 11/15/2021	251,591
250,000	Morgan Stanley, 5.50%, 07/24/2020	250,765
		502,356
Semiconductors & Related Devices - 1.02%
250,000	Analog Devices, Inc., 2.95%, 01/12/2021	253,216
200,000	Xilinx, Inc., 3.00%, 03/15/2021	203,244
		456,460
Short-Term Business Credit Institutions, Except Agricultural - 0.57%
250,000	John Deere Capital Corp., 2.55%, 01/08/2021	252,806

State Commercial Banks - 0.67%
300,000	State Street Corp., 2.55%, 08/18/2020	300,852

Wholesale-Groceries & Related Products - 0.90%
400,000	Sysco Corp., 2.60%, 10/01/2020	401,172

TOTAL CORPORATE BONDS (Cost $7,006,605) - 15.82%		7,061,329

EXCHANGE TRADED FUNDS - 51.68%
14,233	Direxion Daily 20+ Year Treasury Bull 3X ETF	578,714
773	Direxion NASDAQ-100® Equal Weighted Index ETF	46,000
815	First Trust Cloud Computing ETF	60,717
361	First Trust Dow Jones Internet ETF *	61,554
666	First Trust Enhanced Short Maturity ETF	39,953
1,827	First Trust NASDAQ Cybersecurity ETF	60,364
21,104	First Trust SSI Strategic Convertible Securities ETF	748,968
22,111	Invesco QQQ ETF Trust	5,474,684
6,265	iShares Core S&P Small-Cap ETF	427,837
8,996	iShares Edge MSCI USA Quality Factor ETF	862,896
378	iShares MSCI EAFE Growth ETF	31,416
2,634	iShares S&P 500 Value ETF	285,025
14,000	iShares Short-Term Corporate Bond ETF (b)	765,940
29,500	JPMorgan Ultra-Short Income ETF (b)	1,496,535
43,000	PGIM Ultra Short Bond ETF (b)	2,141,400
4,687	ProShares Short VIX Short-Term Futures ETF *	147,640
6,189	ProShares UltraPro Dow30 ETF	388,731
5,398	ProShares UltraPro QQQ ETF *	527,115
6,532	ProShares UltraPro S&P500 ETF	289,759
15,237	ProShares UltraPro Short S&P500 ETF	179,797
4,522	SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF	413,899

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS – (CONTINUED)
3,421	SPDR® Gold Shares ETF *	$ 572,573
1,016	SPDR® Portfolio S&P 500 Growth ETF	45,639
19,480	SPDR® S&P 500 ETF Trust (a)	6,006,853
12,841	VanEck Vectors Gold Miners ETF *	471,008
11,400	Vanguard Short-Term Corporate Bond ETF (b)	942,324
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $22,471,413) - 51.68%		23,067,341

EXCHANGE TRADED NOTE - 0.26%
3,404	iPath Series B S&P 500 VIX Short-Term Futures ETN *	115,566
TOTAL FOR EXCHANGE TRADED NOTE (Cost $118,072) - 0.26%		115,566

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,406,896) - 3.30%		1,474,858

MONEY MARKET FUND - 28.72%
12,820,749	First American Treasury Obligation Fund Class X 0.08% **	12,820,749
TOTAL FOR MONEY MARKET FUND (Cost $12,820,749) - 28.72%		12,820,749

TOTAL INVESTMENTS (Cost $54,507,331) - 126.08%		56,281,092

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,197,368) - (2.69)%		(1,201,482)

LIABILITIES LESS OTHER ASSETS, NET - (23.39)%		(10,439,397)

NET ASSETS - 100.00%		$ 44,640,213

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $3,937,199 representing 8.82% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LLC - Limited Liability Company

PLC -  Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - 2.36% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	14	$ 434,000	$ 310.00	9/18/2020	$ 19,250

SPDR S&P 500 ETF Trust	Interactive Brokers	37	1,172,900	317.00	9/18/2020	38,591

SPDR S&P 500 ETF Trust	Interactive Brokers	30	981,000	327.00	9/18/2020	16,590

SPDR S&P 500 ETF Trust	Interactive Brokers	20	580,000	290.00	11/20/2020	63,440

SPDR S&P 500 ETF Trust	Interactive Brokers	15	469,500	313.00	12/18/2020	28,080

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,348,000	337.00	12/18/2020	28,000

SPDR S&P 500 ETF Trust	Interactive Brokers	30	834,000	278.00	1/15/2021	131,055

SPDR S&P 500 ETF Trust	Interactive Brokers	25	740,000	296.00	1/15/2021	76,813

SPDR S&P 500 ETF Trust	Interactive Brokers	30	936,000	312.00	1/15/2021	60,360

SPDR S&P 500 ETF Trust	Interactive Brokers	14	407,400	291.00	3/19/2021	51,331

SPDR S&P 500 ETF Trust	Interactive Brokers	30	876,000	292.00	3/19/2021	107,895

SPDR S&P 500 ETF Trust	Interactive Brokers	30	879,000	293.00	3/19/2021	105,825

SPDR S&P 500 ETF Trust	Interactive Brokers	16	481,600	301.00	3/19/2021	46,000

SPDR S&P 500 ETF Trust	Interactive Brokers	36	1,098,000	305.00	3/19/2021	94,644

SPDR S&P 500 ETF Trust	Interactive Brokers	15	465,000	310.00	3/19/2021	36,150

SPDR S&P 500 ETF Trust	Interactive Brokers	10	305,000	305.00	6/18/2021	29,490

SPDR S&P 500 ETF Trust	Interactive Brokers	35	1,120,000	320.00	6/18/2021	75,390

SPDR S&P 500 ETF Trust	Interactive Brokers	25	812,500	325.00	6/18/2021	47,500

Total Call Options (Premiums Paid $1,043,644) - 2.36%						$1,056,404

PUT OPTIONS - 0.94% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	55	$ 1,633,500	$ 297.00	9/18/2020	$ 61,270

SPDR S&P 500 ETF Trust	Interactive Brokers	20	596,000	298.00	9/18/2020	24,060

SPDR S&P 500 ETF Trust	Interactive Brokers	15	424,500	283.00	12/18/2020	22,755

SPDR S&P 500 ETF Trust	Interactive Brokers	51	1,422,900	279.00	3/19/2021	92,259

SPDR S&P 500 ETF Trust	Interactive Brokers	30	852,000	284.00	3/19/2021	58,500

SPDR S&P 500 ETF Trust	Interactive Brokers	10	275,000	275.00	6/18/2021	20,500

SPDR S&P 500 ETF Trust	Interactive Brokers	60	1,710,000	285.00	6/18/2021	139,110

Total Put Options (Premiums Paid $363,252) - 0.94%						$ 418,454

TOTAL PURCHASED OPTIONS (Premiums Paid $1,406,896) - 3.30%						$1,474,858

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2020 (UNAUDITED)

CALL OPTIONS - (0.69)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	$ (658,000)	$329.00	9/18/2020	$ (9,040)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,050,000)	350.00	9/18/2020	(3,060)

SPDR S&P 500 ETF Trust	Interactive Brokers	(55)	(1,985,500)	361.00	9/18/2020	(2,860)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(640,000)	320.00	11/20/2020	(27,200)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(504,000)	336.00	12/18/2020	(10,110)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,472,000)	368.00	12/18/2020	(5,120)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(807,500)	323.00	1/15/2021	(33,800)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,020,000)	340.00	1/15/2021	(20,550)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,047,000)	349.00	1/15/2021	(12,675)

SPDR S&P 500 ETF Trust	Interactive Brokers	(36)	(1,191,600)	331.00	3/19/2021	(45,828)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(504,000)	336.00	3/19/2021	(15,780)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,017,000)	339.00	3/19/2021	(27,900)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(483,000)	345.00	3/19/2021	(10,087)

SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(2,100,000)	350.00	3/19/2021	(34,500)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(576,000)	360.00	3/19/2021	(5,488)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(335,000)	335.00	6/18/2021	(13,705)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(355,000)	355.00	6/18/2021	(6,210)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,800,000)	360.00	6/18/2021	(25,000)

Total Call Options (Premiums Received $369,255) - (0.69)%						$ (308,913)

PUT OPTIONS - (2.00)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	$ (502,000)	$ 251.00	9/18/2020	$ (6,380)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(885,000)	295.00	9/18/2020	(32,730)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(434,000)	310.00	9/18/2020	(22,330)

SPDR S&P 500 ETF Trust	Interactive Brokers	(37)	(1,172,900)	317.00	9/18/2020	(95,830)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(492,000)	246.00	11/20/2020	(12,150)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,216,000)	304.00	12/18/2020	(88,120)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(469,500)	313.00	12/18/2020	(37,635)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(510,000)	255.00	1/15/2021	(19,000)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(843,000)	281.00	1/15/2021	(47,235)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(750,000)	250.00	1/15/2021	(27,330)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(364,000)	260.00	3/19/2021	(18,830)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(432,000)	270.00	3/19/2021	(25,600)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(876,000)	292.00	3/19/2021	(65,790)

SPDR S&P 500 ETF Trust	Interactive Brokers	(36)	(1,098,000)	305.00	3/19/2021	(97,164)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(465,000)	310.00	3/19/2021	(41,820)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(305,000)	305.00	6/18/2021	(30,700)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,120,000)	320.00	6/18/2021	(127,750)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(812,500)	325.00	6/18/2021	(96,175)

Total Put Options (Premiums Received $828,113) - (2.00)%						$ (892,569)

TOTAL WRITTEN OPTIONS (Premiums Received $1,197,368) - (2.69)%						$ (1,201,482)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020 (UNAUDITED)

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Assets:
Investments in Securities at Value (Cost $38,670,612, $44,011,400 and $54,507,331, respectively)	$ 39,748,297	$ 45,149,785	$ 56,281,092
Deposit with Broker for Options Written	61,031	119,241	66,476
Cash	13,729	1,044	-
Receivables:
Dividends and Interest	46,335	81,945	67,792
Shareholder Subscriptions	-	68,452	33,386
Portfolio Securities Sold	4,892,455	5,915,034	3,054,612
Prepaid Expenses	18,604	20,244	16,302
Total Assets	44,780,451	51,355,745	59,519,660
Liabilities:
Covered Call Options Written at Value (Premiums received $794,271, $929,937 and $1,197,368, respectively)	840,396	938,429	1,201,482
Payables:
Administrative Fees	5,750	6,812	7,747
Due to Custodian	-	-	25,588
Distribution Fees	29	33	22
Due to Advisor	28,307	36,077	47,062
Shareholder Redemptions	282,053	215,968	116,229
Portfolio Securities Purchased	9,901,268	11,412,775	13,465,095
Trustee Fees	423	1,646	1,646
Accrued Expenses	11,144	16,826	14,576
Total Liabilities	11,069,370	12,628,566	14,879,447

Net Assets	$ 33,711,081	$ 38,727,179	$ 44,640,213

Net Assets Consist of:
Paid In Capital	$ 34,699,084	$ 41,181,635	$ 45,559,303
Distributable Deficit	(988,003)	(2,454,456)	(919,090)
Net Assets	$ 33,711,081	$ 38,727,179	$ 44,640,213

Class A:

Net Assets	$ 26,463	$ 3,329	$ 3,136
Shares outstanding (unlimited number of shares authorized with no par value)	2,757	351	322
Net Asset Value	$ 9.60	$ 9.48	$ 9.75

Class I:

Net Assets	$ 33,684,618	$ 38,723,850	$ 44,637,077
Shares outstanding (unlimited number of shares authorized with no par value)	3,493,651	4,059,323	4,532,373
Net Asset Value	$ 9.64	$ 9.54	$ 9.85

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended JUNE 30, 2020 (Unaudited)

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Investment Income:
Dividends	$ 177,124	$ 202,312	$ 195,176
Interest	85,837	155,529	146,045
Total Investment Income	262,961	357,841	341,221

Expenses:
Advisory Fees	232,986	329,264	323,719
Administration Fees	35,844	50,656	49,803
Transfer Agent Fees	22,417	25,034	23,486
Audit Fees	6,094	6,093	6,094
Legal Fees	11,014	11,597	11,390
Custody Fees	12,630	20,234	15,374
Servicing Account Fees	16,611	20,838	21,610
Trustee Fees	310	1,533	1,534
Distribution Fees - Class A	35	13	14
Printing and Mailing Expense	3,356	4,565	4,523
Miscellaneous Fees	7,623	12,328	9,577
Insurance Fees	1,228	1,229	1,228
Interest Fees	-	751	146
Dividend Fees	-	-	17
Registration Fees	10,834	9,224	8,880
Total Expenses	360,982	493,359	477,395
Fees Waived and/or Reimbursed by the Adviser	(35,442)	(36,530)	(25,418)
Fees Voluntarily Waived by Administrator	-	-	-
Net Expenses	325,540	456,829	451,977

Net Investment Loss	(62,579)	(98,988)	(110,756)

Realized Loss on:
Investments	(1,817,121)	3,278,080)	(2,202,706)
Written Options	(419,506)	(430,798)	(276,193)
Net Realized Loss on Investments and Options	(2,236,627)	(3,708,878)	(2,478,899)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,872	(888,977)	(40,810)
Written Options	(158,907)	(121,220)	(132,382)
Net Change in Unrealized Depreciation on Investments and Options	(149,035)	(1,010,197)	(173,192)

Realized and Unrealized Loss on Investments and Options	(2,385,662)	(4,719,075)	(2,652,091)

Net Decrease in Net Assets Resulting from Operations	$(2,448,241)	$(4,818,063)	$(2,762,847)

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended *
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (62,579)	$ 109,473
Net Realized Gain (Loss) on Investments	(1,817,121)	503,057
Net Realized Loss on Written Options	(419,506)	(63,809)
Net Change in Unrealized Appreciation on Investments	9,872	1,108,356
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(158,907)	72,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,448,241)	1,729,316

Distributions to Shareholders from:
Class A	-	(179)
Class I	-	(268,899)
Total Distributions	-	(269,078)

Capital Share Transactions:
Proceeds from Shares Sold	14,329,287	55,431,823
Proceeds from Reinvestment of Distributions	-	269,078
Cost of Shares Redeemed	(20,875,299)	(14,455,805)
Net Increase (Decrease) from Capital Shares Transactions	(6,546,012)	41,245,096

Total Increase	(8,994,253)	42,705,334

Net Assets
Beginning of Period	42,705,334	-

End of Period	$ 33,711,081	$ 42,705,334

Capital Share Transactions:
Shares Sold	1,486,597	5,502,712
Shares Reinvested	-	25,848
Shares Redeemed	(2,099,219)	(1,419,530)
Net Increase (Decrease) in Outstanding Shares of the Fund	(612,622)	4,109,030

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended *
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (98,988)	$ 196,850
Net Realized Loss on Investments	(3,278,080)	(706)
Net Realized Gain (Loss) on Written Options	(430,798)	218,894
Net Change in Unrealized Appreciation (Depreciation) on Investments	(888,977)	2,027,362
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(121,220)	112,728
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,818,063)	2,555,128

Distributions to Shareholders from:
Class A	-	(51)
Class I	-	(181,325)
Total Distributions	-	(181,376)

Capital Share Transactions:
Proceeds from Shares Sold	10,571,492	119,704,128
Proceeds from Reinvestment of Distributions	-	181,376
Cost of Shares Redeemed	(41,115,186)	(48,170,320)
Net Increase (Decrease) from Capital Shares Transactions	(30,543,694)	71,715,184

Total Increase (Decrease)	(35,361,757)	74,088,936

Net Assets
Beginning of Period	74,088,936	-

End of Period	$ 38,727,179	$ 74,088,936

Capital Share Transactions:
Shares Sold	1,106,854	11,985,251
Shares Reinvested	-	17,575
Shares Redeemed	(4,243,076)	(4,806,930)
Net Increase (Decrease) in Outstanding Shares of the Fund	(3,136,222)	7,195,896

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Period Ended *
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (110,756)	$ 88,722
Net Realized Loss on Investments	(2,202,706)	(313,286)
Net Realized Gain (Loss) on Written Options	(276,193)	196,917
Net Change in Unrealized Appreciation (Depreciation) on Investments	(40,810)	1,814,571
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(132,382)	128,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,762,847)	1,915,192

Distributions to Shareholders from:
Class A	-	(36)
Class I	-	(71,399)
Total Distributions	-	(71,435)

Capital Share Transactions:
Proceeds from Shares Sold	15,449,242	82,191,593
Proceeds from Reinvestment of Distributions	-	71,435
Cost of Shares Redeemed	(24,029,083)	(28,123,884)
Net Increase (Decrease) from Capital Share Transactions	(8,579,841)	54,139,144

Total Increase (Decrease)	(11,342,688)	55,982,901

Net Assets
Beginning of Period	55,982,901	-

End of Period	$ 44,640,213	$ 55,982,901

Capital Share Transactions:
Shares Sold	1,578,706	8,211,732
Shares Reinvested	-	6,875
Shares Redeemed	(2,446,555)	(2,818,063)
Net Increase (Decrease) in Outstanding Shares of the Fund	(867,849)	5,400,544

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended(c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.36		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.73)		0.37
Total from Investment Operations	(0.76)		0.42

Distributions:
Net Investment Income	-		(0.02)
Realized Gains	-		(0.04)
Total from Distributions	-		(0.06)

Net Asset Value, at End of Period	$ 9.60		$ 10.36

Total Return **	(7.34)%	(b)	4.21%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 26		$ 30
Before Waivers
Ratio of Expenses to Average Net Assets	2.28%	(a)	2.30%	(a)(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.80)%	(a)	0.58%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.08%	(a)	2.00%	(a)(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60)%	(a)	0.89%	(a)
Portfolio Turnover	738.23%	(b)	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses includes 0.01% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended(c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.39		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss)*	(0.02)		0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.73)		0.42
Total from Investment Operations	(0.75)		0.45

Distributions:
Net Investment Income	-		(0.02)
Realized Gains	-		(0.04)
Total from Distributions	-		(0.06)

Net Asset Value, at End of Period	$ 9.64		$ 10.39

Total Return **	(7.22)%	(b)	4.55%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 33,685		$ 42,675
Before Waivers
Ratio of Expenses to Average Net Assets	2.02%	(a)	1.86%	(a)(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.55)%	(a)	0.48%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.82%	(a)	1.75%	(a)(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.35)%	(a)	0.59%	(a)
Portfolio Turnover	738.23%	(b)	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses includes 0.09% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months Ended		For the Period Ended(c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.29		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)		0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.76)		0.29
Total from Investment Operations	(0.81)		0.31

Distributions:
Net Investment Income	-		(0.02)
Realized Gains	-		-
Total from Distributions	-		(0.02)

Net Asset Value, at End of Period	$ 9.48		$ 10.29

Total Return **	(7.87)%	(b)	3.05%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3		$ 35
Before Waivers
Ratio of Expenses to Average Net Assets (d)	2.08%	(a)	4.66%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(1.07)%	(a)	(2.31)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.03%	(a)	2.00%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.01)%	(a)	0.36%	(a)
Portfolio Turnover	724.79%	(b)	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 2.08% and 4.66% for periods ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 2.03% and 2.00% for periods ended 2020 and 2019, respectively.

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended(c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.00		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.02)		0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.44)		0.29
Total from Investment Operations	(0.46)		0.32

Distributions:
Net Investment Income	-		(0.02)
Realized Gains	-		-
Total from Distributions	-		(0.02)

Net Asset Value, at End of Period	$ 9.54		$ 10.30

Total Return **	(7.38)%	(b)	3.25%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 38,724		$ 74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.95%	(a)	1.82%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54)%	(a)	0.40%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.81%	(a)(f)	1.75%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%	(a)	0.47%	(a)
Portfolio Turnover	724.79%	(b)	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 1.95% and 1.82% for periods ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 1.81% and 1.75% for periods ended 2020 and 2019, respectively.

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended(c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.35		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.05)		0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.55)		0.34
Total from Investment Operations	(0.60)		0.36

Distributions:
Net Investment Income	-		(0.01)
Realized Gains	-		-
Total from Distributions	-		(0.01)

Net Asset Value, at End of Period	$ 9.75		$ 10.35

Total Return **	(5.80)%	(b)	3.62%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3		$ 31
Before Waivers
Ratio of Expenses to Average Net Assets (d)	2.06%	(a)	4.55%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	(a)	(2.24)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.02%	(a)	2.00%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.07)%	(a)	0.31%	(a)
Portfolio Turnover	874.51%	(b)	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 2.06% and 4.55% for periods ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 2.02% and 2.00% for periods ended 2020 and 2019, respectively.

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended (c)
	6/30/2020		12/31/2019

Net Asset Value at Beginning of Period	$ 10.37		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.02)		0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.50)		0.36
Total from Investment Operations	(0.52)		0.38

Distributions:
Net Investment Income	-		(0.01)
Realized Gains	-		-
Total from Distributions	-		(0.01)

Net Asset Value, at End of Period	$ 9.85		$ 10.37

Total Return **	(5.01)%	(b)	3.83%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 44,637		$ 55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.91%	(a)	1.87%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.55)%	(a)	0.19%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.81%	(a)	1.76%	(a)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.44)%	(a)	0.30%	(a)
Portfolio Turnover	874.51%	(b)	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest and dividend expense of 0.00% and 0.01%) was 1.91% and 1.86% for periods ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest and dividend expense of 0.00% and 0.01%) was 1.81 and 1.75% for periods ended 2020 and 2019, respectively.

(f) Expenses includes 0.03% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020 (UNAUDITED)

 1.  ORGANIZATION

The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with seventeen additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on June 10, 2019. The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

The primary investment objective of each of the Funds is as follows: Tactical Conservative Allocation Fund – seeks to provide capital appreciation with a secondary objective of capital preservation; Tactical Moderate Allocation Fund - seeks to provide capital appreciation; Tactical Growth Allocation Fund - seeks to provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB ASU 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on each Fund’s 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2020, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

OPTIONS: The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options) – Options that are actively traded are valued based on the quoted closing price and will be categorized as Level 1. If the last closing price available is not actively traded the option will be categorized as Level 2.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government obligations – U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Money market funds – Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2020, by major security type:

Tactical Conservative Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 5,724,224	$ -	$ -	$ 5,724,224
Corporate Bonds *	-	4,874,068	-	4,874,068
Exchange Traded Funds	19,839,201	-	-	19,839,201
Exchange Traded Note	79,409	-	-	79,409
Purchased Options	598,458	391,798	-	990,256
Money Market Fund	8,241,139	-	-	8,241,139
Total	$ 34,482,431	$ 5,265,866	$ -	$ 39,748,297
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (609,615)	$ (230,781)	$ -	$ (840,396)
Total	$ (609,615)	$ (230,781)	$ -	$ (840,396)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Tactical Moderate Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 8,337,947	$ -	$ -	$ 8,337,947
Corporate Bonds *	-	8,312,124	-	8,312,124
Exchange Traded Funds	18,889,572	-	-	18,889,572
Exchange Traded Note	87,285	-	-	87,285
Purchased Options	553,869	521,375	-	1,075,244
Money Market Fund	8,447,613	-	-	8,447,613
Total	$ 36,316,286	$ 8,833,499	$ -	$ 45,149,785
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (670,330)	$ (268,099)	$ -	$ (938,429)
Total	$ (670,330)	$ (268,099)	$ -	$ (938,429)

Tactical Growth Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 11,741,249	$ -	$ -	$ 11,741,249
Corporate Bonds *	-	7,061,329	-	7,061,329
Exchange Traded Funds	23,067,341	-	-	23,067,341
Exchange Traded Note	115,566	-	-	115,566
Purchased Options	683,990	790,868	-	1,474,858
Money Market Fund	12,820,749	-	-	12,820,749
Total	$ 48,428,895	$ 7,852,197	$ -	$ 56,281,092
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (816,522)	$ (384,960)	$ -	$ (1,201,482)
Total	$ (816,855)	$ (384,960)	$ -	$ (1,201,482)

During the six months ended June 30, 2020, there were no transfers between Level 1, 2, or 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. The Adviser delegates day-to-day management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Fund, pays each sub-adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

For the six months ended June 30, 2020, the Adviser earned $232,986 in advisory fees from the Tactical Conservative Allocation Fund.  During the same period, the Adviser waived fees of $35,442.  The Adviser is subject to recoupment of $4,147 until December 31, 2022. As of June 30, 2020, the Tactical Conservative Allocation Fund owed the Adviser $28,307.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

For the six months ended June 30, 2020, the Adviser earned $329,264 in advisory fees from the Tactical Moderate Allocation Fund.  During the same period, the Adviser waived fees of $36,530. The Adviser is subject to recoupment of $12,615 until December 31, 2022. As of June 30, 2020, the Tactical Moderate Allocation Fund owed the Adviser $36,077.

For the six months ended June 30, 2020, the Adviser earned $323,719 in advisory fees from the Tactical Growth Allocation Fund.  During the same period, the Adviser waived fees of $25,418.  The Adviser is subject to recoupment of $23,870 until December 31, 2022. As of June 30, 2020, the Tactical Growth Allocation Fund owed the Adviser $47,062.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust.

For the six months ended June 30, 2020, CFS earned $35,844 for administration services from the Tactical Conservative Allocation Fund. As of June 30, 2020, the Tactical Conservative Allocation Fund owed CFS $5,750.

For the six months ended June 30, 2020, CFS earned $50,656 for administration services from the Tactical Moderate Allocation Fund. As of June 30, 2020, the Tactical Moderate Allocation Fund owed CFS $6,812.

For the six months ended June 30, 2020, CFS earned $49,803 for administration services from the Tactical Growth Allocation Fund. As of June 30, 2020, the Tactical Growth Allocation Fund owed CFS $7,747.

5.  DISTRIBUTION (12B-1) PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates the Arbor Court for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  For the six months ended June 30, 2020, the Funds accrued $35, $13, and $14 for Class A of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, respectively. The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Growth Allocation Fund owed Arbor Court $29, $33, and $22, respectively, at June 30, 2020 for Distribution fees.

6.  INVESTMENT TRANSACTIONS

Tactical Conservative Allocation Fund

For the six months ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Conservative Allocation Fund aggregated $227,169,806 and $225,952,586, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $600,339, respectively. Purchases and sales of corporate bonds aggregated $403,256 and $3,645,058. Purchases and sales of options for the Tactical Conservative Allocation Fund aggregated $2,045,802 and $2,300,820, respectively. Purchases and sales of options written for the Tactical Conservative Allocation Fund aggregated $1,830,541 and $1,606,347, respectively.

Tactical Moderate Allocation Fund

For the six months ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Moderate Allocation Fund aggregated $317,831,696 and $331,389,905, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $1,200,678, respectively. Purchases and sales of corporate bonds aggregated $201,628 and $8,572,469, respectively. Purchases and sales of options purchased for the Tactical Moderate Allocation Fund aggregated $2,252,522 and $3,106,305, respectively.  Purchases and sales of options written for the Tactical Moderate Allocation Fund aggregated $2,194,938 and $1,725,833, respectively.

Tactical Growth Allocation Fund

For the six months ended June 30, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Growth Allocation Fund aggregated $363,374,911 and $360,220,727, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $600,339, respectively. Purchases and sales of corporate bonds aggregated $201,628 and $5,768,376, respectively. Purchases and sales of options purchased for the Tactical Growth Allocation Fund aggregated $2,411,744 and $2,233,708, respectively.  Purchases and sales of options written for the Tactical Growth Allocation Fund aggregated $1,736,214 and $1,908,741, respectively.

7.  DERIVATIVE TRANSACTIONS

The Tactical Conservative Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended June 30, 2020.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Average notional value of:

Purchased Options

$  15,252,100

Written Options

$(21,466,200)

The Tactical Moderate Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2020.

Average notional value of:

Purchased Options

$   18,157,200

Written Options

$ (25,345,000)

The Tactical Growth Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2020.

Average notional value of:

Purchased Options

$   20,853,800

Written Options

$ (30,292,500)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of June 30, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Tactical Conservative Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 646,337
Put Options Purchased	343,919
Total Assets	$ 990,256

Liabilities	Equity Index Contracts
Call Options Written	$ (266,950)
Put Options Written	(573,446)
Total Liabilities	$ (840,396)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 723,686
Put Options Purchased	351,558
Total Assets	$ 1,075,244

Liabilities	Equity Index Contracts
Call Options Written	$ (311,804)
Put Options Written	(626,625)
Total Liabilities	$ (938,429)
Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 1,056,404
Put Options Purchased	418,454
Total Assets	$ 1,474,858

Liabilities	Equity Index Contracts
Call Options Written	$ (308,913)
Put Options Written	(892,569)
Total Liabilities	$(1,201,482)

For the six months ended June 30, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Conservative Allocation Fund
Options Written	Net Realized Loss on Options Written	$(419,506)	Net Change in Unrealized Depreciation on Options Written	$(158,907)
Options Purchased	Net Realized Gain on Investments in Securities	$ 423,673	Net Change in Unrealized Depreciation on Investments in Securities	$(159,758)
Tactical Moderate Allocation Fund
Options Written	Net Realized Loss on Options Written	$(430,798)	Net Change in Unrealized Depreciation on Options Written	$(121,220)
Options Purchased	Net Realized Gain on Investments in Securities	$610,523	Net Change in Unrealized Depreciation on Investments in Securities	$(279,174)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Growth Allocation Fund
Options Written	Net Realized Loss on Options Written	$(276,193)	Net Change in Unrealized Depreciation on Options Written	$(132,382)
Options Purchased	Net Realized Gain on Investments in Securities	$ 293,960	Net Change in Unrealized Appreciation on Investments in Securities	$(183,498)

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities.  Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of June 30, 2020, as disclosed in the Schedules of Purchased and Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At June 30, 2020, there were unlimited shares authorized at no par value for the Funds. Paid in capital for the six months ended June 30, 2020 amounted to $34,699,084, $41,181,635, and $45,559,303, for the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund respectively.

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Tactical Conservative Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2020 is $38,670,612. As of June 30, 2020, the gross unrealized appreciation on a tax basis totaled $1,400,010 and the gross unrealized depreciation totaled $368,450 for a net unrealized appreciation of $1,031,560.

Tactical Moderate Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2020 is $44,011,400. As of June 30, 2020, the gross unrealized appreciation on a tax basis totaled $1,574,936 and the gross unrealized depreciation totaled $445,043 for a net unrealized appreciation of $1,129,893.

Tactical Growth Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2020 is $54,507,331. As of December 31, 2019, the gross unrealized appreciation on a tax basis totaled $2,209,435 and the gross unrealized depreciation totaled $439,788 for a net unrealized appreciation of $1,769,647.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2019, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Tactical Conservative Allocation Fund
Undistributed ordinary income	$ 328,980
Net unrealized appreciation	1,131,258
Total	$ 1,460,238

Tactical Moderate Allocation Fund
Undistributed ordinary income	$ 327,503
Net unrealized appreciation	2,046,249
Total	$ 2,373,752

Tactical Growth Allocation Fund
Undistributed ordinary income	$ 17,287
Net unrealized appreciation	1,828,755
Capital loss carryforward	(2,285)
Total	$ 1,843,757

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

As of December 31, 2019, the Tactical Growth Allocation Fund has a $2,285 non-expiring short-term capital loss carryforward which can be used to offset capital gains in future years.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Conservative Allocation Fund paid an ordinary income distribution of $269,078.

For the six months ended June 30, 2020, the Tactical Conservative Allocation Fund did not pay any distribution.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Moderate Allocation Fund paid an ordinary income distribution of $181,376.

For the six months ended June 30, 2020, the Tactical Moderate Allocation Fund did not pay any distribution.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Growth Allocation Fund paid an ordinary income distribution of $71,435.

For the six months ended June 30, 2020, the Tactical Growth Allocation Fund did not pay any distribution.

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2020, TD Ameritrade, Inc. held approximately 91% of the voting securities of the Tactical Conservative Allocation Fund, 87% of the voting securities of the Tactical Moderate Allocation Fund, and 92% of the voting securities of the Tactical Growth Allocation Fund and may be deemed to control the Funds.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

13.  MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

14.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

TACTICAL FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Tactical Conservative Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$926.64	$9.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.52	$10.42

* Expenses are equal to the Fund's annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Tactical Conservative Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$927.82	$8.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.81	$9.12

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$921.28	$9.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.77	$10.17

* Expenses are equal to the Fund's annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$926.21	$8.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.86	$9.07

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$942.03	$9.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.82	$10.12

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$949.86	$8.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.86	$9.07

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TACTICAL FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2020 (UNAUDITED)

 PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

ADVISORY RENEWAL AGREEMENT

Nature, Extent and Quality of Service. The Board noted that TFA was recently formed to manage portfolios for investment companies. The Board further noted TFA is an affiliate of Horter Investment Management, LLC, which has extensive experience in implementing TFA’s strategy. The Board reviewed background information on key personnel responsible for servicing the Funds taking into consideration their financial industry experience. The Board agreed that TFA appeared to adopt the appropriate procedures to address inherent risks in the Funds’ portfolios. The Board noted that TFA performed due diligence and evaluations of its sub-advisers. They acknowledged the consistency of the portfolio management team and the absence of any compliance related issues. They concluded that TFA would provide quality service to the Funds.

Performance.  The Board noted that although TFA was a recently formed adviser, its personnel and leadership had extensive experience in evaluating, selecting, and managing tactical investment managers. The Board further noted that TFA’s chief investment officer, Mr. Drew Horter, had implemented a similar strategy with his affiliated advisory firm, Horter Investment Management, LLC. Based on TFA’s combined overall industry experience and its demonstrated success managing tactical investment advisers, the Board found it reasonable to conclude that TFA could provide satisfactory performance to the Funds.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Fees and Expenses.

Tactical Conservative Allocation Fund

The Board noted the Tactical Conservative Allocation Fund’s (the “Conservative Fund”) objective to provide capital appreciation with a secondary objective of capital preservation. The Board reviewed the proposed advisory fee of 1.30%, noting that it was equal to the independently selected peer group Furthermore, the Board noted the expense ratio of 2.00% was higher than the independently selected peer group average of 1.87%. However, the Board noted that the Conservative Fund would be smaller than  peers in its earlier stages, and it’s initial expenses would be higher than most of its peers. The Board further noted TFA agreed to expense limitation of 1.75% for institutional shares and 2.00% for Class A shares. The Board concluded TFA’s fees and expenses on behalf of the Conservative Fund are not unreasonable.

Tactical Moderate Allocation Fund

The Board noted the Tactical Moderate Allocation Fund’s (the “Moderate Fund”) objective to provide a balance of protecting capital and growing capital. The Board noted the proposed advisory fee of 1.30% was identical to the Conservative Fund and the Tactical Growth Allocation Fund (the “Growth Fund”). The Board further noted the peer group was selected from the Morningstar Multi-alternative category and the advisory fees ranged from 1.90% to 0.25%. The Board agreed that although the TFA’s advisory fee of 1.30% was identical to its peer group, the peer group average was lowered because one fund had an advisory fee of 0.25%. The Board considered the resources required to execute the proposed strategy, and that TFA proposed an identical expense limitation as the Conservative Fund. After further discussion, it was the consensus of the Board that the advisory fee was not unreasonable.

Tactical Growth Allocation Fund

The Board noted the Growth Fund objective to provide capital appreciation. They discussed the Growth Fund’s advisory fee of 1.30% and recalled that the sub-advisers received a portion of the overall advisory fee. They observed that the advisory fee was equal to the average of the peer group and well within the peer group range. The Board noted the Growth’s Fund expense ratio was lower than the peer group average. They considered TFA’s explanation that the fees were reasonable given the expertise required to research and select the sub-advisers that maintain the trading programs that drive the Growth Fund’s investment program. After discussion, the Board concluded that the advisory fee was not unreasonable.

Profitability.  The Board reviewed a profitability analysis provided by TFA and considered whether the amount of profits earned were a fair entrepreneurial profit. The Board noted that with respect to the Funds, TFA anticipated realizing a solid profit in connection with its relationship with the Funds. After discussion, they agreed that such profits were reasonable in in terms of both actual dollars and percentage of revenue in

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

light of the effort required to maintain and supervise the effectiveness of the Funds’ complex and actively managed investment program. The Board concluded that TFA’s profits realized with respect to the Funds was not excessive.

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed TFA’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as the Funds continue to grow.

Conclusion.  Having requested and received such information from TFA as the Board believed to be reasonably necessary to evaluate the terms of the TFA Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the TFA Advisory Agreement was in the best interests of the Funds’ and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: November 6, 2020

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: November 6, 2020